advance billings and customer deposits	12 Months Ended
Dec. 31, 2021
IFRS Unusual Or Infrequent Item [Line Items]
advance billings and customer deposits

24advance billings and customer deposits

As at December 31 (millions)	2021	2020
Advance billings	$636	$551
Deferred customer activation and connection fees	6	7
Customer deposits	10	34
Contract liabilities	652	592
Other	202	180
	$854	$772

Contract liabilities represent our future performance obligations to customers in respect of services and/or equipment for which we have received consideration from the customer or for which an amount is due from the customer. Our contract liability balances, and the changes in those balances, are set out in the following table:

Years ended December 31 (millions)	Note	2021	2020
Balance, beginning of period		$806	$801
Revenue deferred in previous period and recognized in current period		(593)	(577)
Net additions arising from operations		637	539
Additions arising from business acquisitions		20	43
Balance, end of period		$870	$806
Current		$780	$735
Non-current	27
Deferred revenues		82	61
Deferred customer activation and connection fees		8	10
		$870	$806
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$780	$735
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)	(115)	(133)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)	(13)	(10)
		$652	$592